BUSINESS OVERVIEW AND BASIS OF PRESENTATION	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
BUSINESS OVERVIEW AND BASIS OF PRESENTATION

NOTE－1 BUSINESS OVERVIEW AND BASIS OF PRESENTATION

ROMA Green Finance Limited (“ROMA”) is incorporated under the laws of Cayman Islands with limited liability on April 11, 2022. ROMA, through its subsidiaries (collectively referred to as the “Company”) are mainly engaged in the provision of environmental, social and governance (“ESG”), corporate governance and risk management as well as sustainability and climate change related advisory services.

Description of subsidiaries incorporated and controlled by the Company:

Name of subsidiaries	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	●	British Virgin Islands company	100% owned by ROMA
	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Capital Summit Enterprises Limited	●	British Virgin Islands company #	100% owned by ROMA
(“Capital Summit”)	●	Incorporated on August 10, 2021
	●	Issued and outstanding 1 ordinary share for USD 1
	●	Provision of advisory and consultancy services

Roma Risk Advisory Limited	●	Hong Kong company	100% owned by LTV
(“RRA”)	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd.	●	Singaporean company	100% owned by RRA
(“Roma (S)”)	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

# acquired on September 1, 2025

As of March 31, 2026, the Company also held a 30% equity interest in Agentic Intelligence Limited (‘AIL’), which is accounted for as an equity-method investment and is not consolidated.

The Company and its subsidiaries are hereinafter referred to as (the “Company”).

Initial Public Offering in 2023

The registration statement for the Company’s Initial Public Offering (the “Offering”) was declared effective by the SEC on December 29, 2023. On January 11, 2024, the Company consummated the Offering of 2,449,943 ordinary shares at a price to the public of US$4.00 per share. The aggregate gross proceeds from the Offering amounted to USD9,799,772, prior to deducting underwriting discounts, commissions and offering-related expenses. Additionally, in connection with the Offering, a selling shareholder sold 625,517 ordinary shares at US$4.00 per share, for total gross proceeds of USD2,502,068, before deducting underwriting discounts, commissions and other related expenses. The Company will not receive any of the proceeds from the sale by the selling shareholder.

ROMA GREEN FINANCE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED MARCH 31, 2024, 2025 AND 2026

On April 19, 2024, the Company approved and adopted the Roma Green Finance Limited 2024 Equity Incentive Plan (“Plan”). The maximum number of Ordinary Shares that are available for issuance under the Plan is 2,000,000 Ordinary Shares. The Plan provides for the grant of awards to eligible employees, directors, consultants, independent contractors, and advisors in the form of options, restricted stock, restricted stock units, stock appreciation rights, performance awards, other stock-based awards or dividend equivalents (each, an award).

On May 9, 2024, the Company issued a total of 1,539,281 ordinary shares under the Plan, at the average market prices ranging from US$0.716 to US$0.778, to four consultants to settle marketing advisories services fee of US$1,165,000 rendered.

The Company conducted a best efforts self-underwritten follow-on public offering (the “PFPO”), in which it sold 3,600,000 ordinary shares at a fixed offering price of US$0.351, for total gross proceeds of US$1,263,600 before deducting offering expenses payable by the Company. The PFPO was closed on September 26, 2024.

On June 5, 2025, the Company completed the Follow-on Public Offerings on a best-efforts basis. The Company issued 11,000,000 ordinary shares at an offering price of US$0.60 and 33,000,000 common warrants to purchase up to 33,000,000 ordinary shares at an exercise price of US$0.01 per share, for total gross proceeds of US$6,930,000 and net proceeds of approximately US$6,871,548 after deducting expenses of approximately US$58,452 payable by the Company.

On September 1, 2025, the Company completed the acquisition of 100% of the equity interest of Capital Summit Enterprises Limited (“Capital Summit”), a company incorporated under the laws of the British Virgin Islands for a cash consideration of US$1,700,000. Capital Summit is principally engaged in the provision of advisory and consultancy services.

On December 17, 2025, the Company approved and completed the implementation of a multi-class share structure and the rights and privileges of the Company’s Class A Ordinary Shares and Class B Ordinary Shares (the “Share Resignation”). Following the adoption of the second amended and restated memorandum and articles of association, the authorized share capital remains US$500,000 comprising 400,000,000 Class A Ordinary Shares (one vote per share), 50,000,000 Class B Ordinary Shares (twenty-five votes per share), and 50,000,000 undesignated shares. In connection with the Share Resignation, the 59,564,571 previously issued ordinary shares were redesignated into 53,493,467 Class A Ordinary Shares and 6,071,104 Class B Ordinary Shares. All Class B Ordinary Shares are held by Top Elect Group Limited, resulting in Top Elect Group Limited holding a significant concentration of voting power among holders of the Class B Ordinary Shares.

Unless indicated or the context otherwise requires, all share numbers and per share data in these consolidated financial statements have been retroactively presented to reflect the effect of the Share Resignation, as if such transactions occurred on the earliest day of the periods presented.